SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT

NOTE 15. - SUBSEQUENT EVENTS

On January 11, 2013, the Company sold 2,500 shares of newly created Series A-1 10% Convertible Preferred Stock (the "Series A-1 Preferred Stock") and warrants for $2.5 million. Net proceeds from this issuance were $2.125 million. On February 4, 2013 the Company filed an S-1 registration statement with the Securities and Exchange Commission to register up to 27,500,000 shares issuable (i) upon conversion of Series A-1 Preferred Stock, (ii) as dividend payments on Series A-1 Preferred Stock and (iii) upon the exercise of the warrants issued with the Series A Preferred Stock.

The shares of Series A-1 Preferred Stock are initially convertible into a total of 4,166,666 shares of the Company's common stock at a conversion price of $0.60 per share (the "Conversion Price"), subject to future adjustments. The Series A-1 Preferred Stock will pay a 10.0% annual cash dividend, which may be payable in shares of our common stock in certain circumstances, and will have a liquidation preference equal to the stated value of the Series A-1 Preferred Stock of $1,000 per share plus any accrued and unpaid dividends thereon. The Series A-1 Preferred Stock has no voting rights. The Conversion Price of the Series A-1 Preferred Stock is subject to adjustment as follows:

1.	on the effective date of this registration statement, the Conversion Price will be reduced to the lesser of (1) the then Conversion Price, as adjusted and taking into consideration any prior resets, (2) the greater of $0.35 (subject to adjustment for reverse and forward stock splits and the like) and 70% of the average of the five (5) trading day volume weighted average prices, or VWAPs, immediately prior to each such effective date or (3) $0.60 (subject to adjustment for forward and reverse stock splits and the like);

2.	if on the 180th day immediately following the closing date of January 11, 2013 (the "Closing Date"), 70% of the average of the five (5) trading day VWAPs immediately prior to such date is less than the then Conversion Price, then on such 180th day the Conversion Price shall be reduced, and only reduced, to the lesser of (1) the then Conversion Price, as adjusted and taking into consideration any prior resets, (2) the greater of $0.15 (subject to adjustment for reverse and forward stock splits and the like) and 70% of the average of the five (5) trading day VWAPs immediately prior to each such 180th day immediately following the Closing Date or (3) $0.35 (subject to adjustment for forward and reverse stock splits and the like); and

3.	if all of the shares required to be registered are not registered pursuant to an effective registration statement within the 120th day anniversary of the Closing Date, then on the 180th day and 270th day following the Closing Date, the Conversion Price shall be reduced, and only reduced, to the lesser of (1) the then Conversion Price, as adjusted and taking into consideration any prior resets, (2) the greater of $0.15 (subject to adjustment for reverse and forward stock splits and the like) and 70% of the average of the five (5) trading day VWAPs immediately prior to each such date or (3) $0.35 (subject to adjustment for forward and reverse stock splits and the like).

We also issued to the Purchasers a Series A warrant (the "Series A Warrant"), a Series B warrant (the "Series B Warrant"), and a Series C warrant (the "Series C Warrant") (with the Series A Warrant, Series B Warrant and Series C Warrant being collectively referred to herein as the "Warrants"). The Series A Warrant allows the Purchasers the right to acquire, initially before any adjustments to the conversion price, up to an additional 4,166,666 shares of the Company's common stock at an exercise price of approximately $0.72 per share over a period of five (5) years. The Series A Warrant also allows for such warrant to be exercised on a cashless basis. The Series B Warrant allows the Purchasers a one-year period to exercise an overallotment option as contained in the Series B Warrant to purchase, initially before any adjustments to the conversion price, up to an additional aggregate of 2,083,334 shares of the Company's common stock at a price of $0.60 per share. The Series B Warrant may not be exercised on a cashless basis except only in certain limited circumstances. In the event the Purchasers exercise, in whole or in part the overallotment option as contained in the Series B warrant, then the Purchasers shall have the right to exercise on a pro rata basis the portion of the Series C Warrant issued to the Purchasers to acquire, initially before any adjustments to the conversion price, up to an additional aggregate of 2,083,334 shares of the Company's common stock at an exercise price of approximately $0.72 per share over a period of five (5) years. The Series C Warrant allows for such warrant to be exercised on a cashless basis.

We agreed to a covenant in conjunction with the purchase agreement executed in connection with the sale of the Series A-1 Preferred Stock and Warrants to use our commercially reasonable efforts to file with the SEC this registration statement, within thirty (30) days following. We will use our commercially reasonable efforts to cause this registration statement to be declared effective by the SEC within sixty (60) calendar days of filing with the SEC (105 days if the SEC reviews such registration statement). If (i) we are late in filing this registration statement, (ii) we fail to file with the SEC a request for acceleration in accordance with Rule 461 of the Securities Act within five trading days of our being notified by the SEC that this registration statement will not be subject to further review by the SEC, (iii) we fail to timely file a pre-effective amendment or otherwise respond in writing to comments made by the SEC in respect of this registration statement, (iv) this registration statement is late in being declared effective by the SEC, or (v) following the effective date of this registration statement, this registration statement ceases to remain continuously effective as to the registrable securities contained herein, then the holders of registrable common stock shall be entitled to monetary damages equal to two percent (2%) of the aggregate purchase price paid by such holder pursuant to the purchase agreement upon the occurrence of one of the foregoing events and for each full month thereafter until the applicable event is cured.

The Series A-1 Preferred Stock contains standard anti-dilution adjustments in the event of a stock dividend, stock split or similar corporate transaction. In addition, if, at any time while shares of Series A-1 Preferred Stock are outstanding, we sell any common stock (or securities issuable into common stock) or grant any option to purchase any common stock at an effective price per share that is lower than the then Conversion Price, which we refer to as a Diluting Issuance, then the Conversion Price shall be reduced to equal the effective price per share (as determined pursuant to the Certificate of Designation) of the Diluting Issuance. No adjustments will be made for shares of common stock or options granted to employees, officers or directors under our Equity Incentive Plan, upon conversion or exchange of any securities outstanding as of the time of the issuance of the Series A-1 Preferred Stock or in connection with certain business combinations. In the event we (i) declare dividends on our common stock, (ii) grant any right to acquire common stock or other property pro rata to all of our holders of our common stock or (iii) enter into a fundamental transaction that provides for consideration to the holders of our common stock, then the Series A-1 Preferred Stock shall have the right to participate on a pro rata as-converted basis without regard to the 9.99% beneficial ownership limitation.

We paid Chardan Capital Markets LLC a commission equal to (i) ten percent (10%) of the cash received by us and (ii) 416,666 shares of common stock. In the event the Purchasers exercise for cash any of the Warrants, then we will also pay an additional cash commission to Chardan Capital Markets LLC equal to eight percent (8%) (with no additional equity) of any such additional cash amounts received by us. After deducting fees and expenses, the aggregate net proceeds from the sale of the Series A-1 Preferred Shares and the Warrants were approximately $2.125 million. We intend to use the net proceeds for the payment of certain financial obligations and for working capital and other general corporate purposes.

All Convertible Notes issued on December 14, 2011 have been either converted or paid off in full subsequent to December 31, 2012. At December 31, 2012 notes with a total face and carrying value of $1,805,500 remained outstanding; of this amount $1,523,750 were extended, by agreement with the note holders, to April 14, 2013 at 15% interest per annum. From January 1, 2013 to February 6, 2013, $1,408,750 of the notes (together with accrued interest), with an adjusted conversion price of $0.7004 were converted into 2,035,720 shares of common stock and five-year warrants to purchase 2,662,769 shares of common stock at $1.50 per share; the Company discharged the remaining note principal of $396,750 by payment in cash of $339,500 and issuing a new note of $57,500 maturing in August 2013. A $247,250 note held by an executive officer and another note of $30,000 were discharged through payments in cash. Subsequent to this repayment, the Company issued a promissory note to the executive officer in the amount of $150,000, with 15% interest per annum and maturing on July 1, 2013. A third note of $100,000 was discharged through a payment of $58,340 in conjunction with a new note being issued for the same amount. In connection with the issuance of preferred shares in January 2013, the note holders entered into a lock-up agreement with the Company which limits their ability to sell any of the shares received as a result of the conversion of the notes and received additional warrants (five year term at $1.50 exercise price) to purchase 239,900 shares of common stock.

As of March 7, 2013, the Company was in full compliance with the NCSU license agreement. Since December 31, 2012 the Company paid NCSU $400,000 and issued a note dated February 1, 2013 for $474,893; the note is unsecured, bears interest at 5% and matures the earlier of October 1, 2013 or the closing of an in licensing agreement with up front proceeds of at least $1.5 million. NCSU also agreed to not to invoke any rights to terminate the Company's license agreement for nonpayment or nonperformance until October 1, 2013.

Effective February 25, 2013 the Company's board of directors awarded officers, employees and directors an aggregate of 890,000 restricted shares that vest immediately and stock options for 185,000 shares at an exercise price of $0.80 per share. In addition the board approved an amendment to the 2011 milestone award to an executive officer so as to provide for vesting in the case of certain events such as: a change in control of the Company, the executive officer's death or disability, termination by the Company of the executive's employment without cause (as defined in the executives employment agreement) and termination by the executive of his employment for good reason (as defined in the executives employment agreement).